Altegris Fixed Income Long Short Fund

Class A: FXDAX

Class C: FXDCX

Class I: FXDIX

Class N: FXDNX

1-877-772-5838

www.altegrismutualfunds.com

Summary Prospectus     April 30, 2014, as revised July 29, 2014

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated April 30, 2014, along with the Fund’s most recent annual report dated December 31, 2013, are incorporated by reference into this Summary Prospectus. You can obtain these documents and other information about the Fund online at http://www.altegris.com/fxdax#Fundmaterial. You can also obtain these documents at no cost by calling 1-877-772-5838 or by sending an email request to orderaltegris@geminifund.com.

INVESTMENT OBJECTIVE: The Fund seeks to achieve total return and to achieve this objective through a combination of current income and capital appreciation.

FEES AND EXPENSES OF THE FUND: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class N
Management Fees	1.75%	1.75%	1.75%	1.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.25%
Other Expenses	1.05%	1.05%	1.05%	1.05%
Interest and Dividends on Securities Sold Short	0.07%	0.07%	0.07%	0.07%
Remaining Other Expenses	0.98%	0.98%	0.98%	0.98%
Total Annual Fund Operating Expenses	3.05%	3.80%	2.80%	3.05%
Fee Waiver (1)	(0.74)%	(0.74)%	(0.74)%	(0.74)%
Total Annual Fund Operating Expenses After Fee Waiver	2.31%	3.06%	2.06%	2.31%

 (1) The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until April 30, 2015, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser))  will not exceed 2.24%, 2.99% 1.99% and 2.24% of average daily net assets attributable to Class A, Class C, Class I, and Class N shares, respectively.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the end of the fiscal year during which the fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund’s adviser.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$796	$1,398	$2,023	$3,697
C	$409	$1,093	$1,896	$3,989
I	$209	$798	$1,414	$3,075
N	$234	$873	$1,537	$3,313

You would pay the following expenses if you did not redeem your Class C Shares:

Class	1 Year	3 Years	5 Years	10 Years
C	$309	$1,093	$1,896	$3,989

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal period ended December 31, 2013, the Fund’s portfolio turnover rate was 71%.

PRINCIPAL INVESTMENT STRATEGIES:  In seeking to achieve its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets in both long and short positions in fixed income securities of domestic and foreign issuers or counterparties ("80% investment policy").  For purposes of the 80% investment policy, the Fund defines fixed income securities as including (i) bills, (ii) notes, (iii) debentures, (iv) bonds, (v) mortgage-backed securities ("MBS"), (vi) asset-backed securities ("ABS"), (vii) preferred stocks, (viii) loan participation interests, (ix) any other debt or debt-related securities of any maturities, whether issued by U.S. or non-U.S. governments, agencies or instrumentalities thereof or corporate entities, and having fixed, variable, floating or inverse floating rates, (x) fixed income derivatives including options, financial futures, options on futures and swaps, and (xi) other evidences of indebtedness.  The Fund may invest in debt securities of any maturity or credit quality, including those rated below investment grade ("high yield securities" or "junk bonds").  Below investment grade debt securities are those rated below Baa3 by Moody's Investors Service or equivalently by another nationally recognized statistical rating organization (NRSRO).  The Fund may invest, without limitation in either U.S. or foreign securities or issuers, including securities of issuers in emerging markets. The Fund may use foreign currency forward contracts to hedge foreign currency exchange risk. The Fund may invest a portion of its assets in private placement offerings which may be illiquid. In addition, the Fund may engage in transactions for the purpose of hedging against changes in the price of other Fund portfolio securities, such as purchasing put options, selling securities short or writing covered call options. The Fund’s short positions may equal up to 100% of its net asset value. The Fund may also leverage its portfolio by purchasing securities with funds provided via repurchase agreements or borrowed from banks in an amount of up to 33% of the Fund's assets (defined as net assets plus borrowing for investment purposes).  The Fund will limit its borrowings such that the Fund’s long positions will constitute less than 150% of its net asset value.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest more than 5% of its total assets in the securities of one or more issuers and therefore have its' investments focused in fewer securities at any one time than a diversified fund.  The Fund may engage in frequent trading of the Fund's portfolio securities.

The Fund's adviser, Altegris Advisors, L.L.C., (the “Adviser”) seeks to achieve total return through a combination of current income and capital appreciation, and expects over time that returns will be slightly to moderately correlated to major fixed income indices (such as, for example, the Barclays Capital U.S. Aggregate Bond Index). As correlations (whether positive or negative) measure the strength and direction of a relationship between two variables, the Adviser expects “slight to moderate correlation” to an index, in this context, to be within a range of +0.00 to +0.70 under normal market circumstances. The Fund seeks to achieve its investment objective by utilizing an approach whereby the Fund’s assets are allocated and diversified among one or more sub-advisers employing various fixed income long short strategies, in percentage allocation amounts determined in the discretion of the Adviser.  Each of the Fund's sub-advisers has one or more proprietary fixed income long short investment strategies (i.e., sub-strategies) that, in the aggregate across all sub-strategies, are expected to have returns that are moderately correlated to major fixed income market indices, as described above.  The initial sub-strategies include a fundamental long short credit strategy and a short biased credit strategy.  While the Fund employs long and short investment strategies, the Fund should not be considered to be a market neutral fund as the type of strategies employed from time to time may vary.  Any sub-adviser selected by the Adviser to manage a portion of the Fund’s portfolio assets will act independently from the others and will utilize its own proprietary and distinct fixed income long short investment strategies and techniques.  Each sub-adviser, however, will be subject to, and must operate within, the same investment restrictions and portfolio constraints as are applicable to the Fund.

PRINCIPAL INVESTMENT RISKS:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

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CDOs and CLOs Risk: CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations which may experience substantial losses due to, among other things, defaults and/or decreases in collateral values.

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Convertible Bond Risk:  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and conversion value-related equity risk.

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Credit Default Swap Risk:  Credit default swaps ("CDS") are typically two-party financial contracts that transfer credit exposure between the two parties.  Under a typical CDS, one party (the "seller") receives pre-determined periodic payments from the other party (the "buyer"). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks.

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Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer's financial condition changes. High yield or junk bonds are more susceptible to these risks than debt of higher quality issuers. In determining the credit quality of fixed income securities, the Fund relies in part upon rating agencies which assign ratings based on their analysis of the issuer’s financial condition, economic and debt characteristics, and specific revenue sources securing the bond.  There is additional risk that the national credit rating agencies may be wrong in their determination of an issuer’s financial condition, or the risks associated with a particular security.  A change in either the issuer’s credit rating or the market’s perception of the issuer’s business prospects will affect the value of its outstanding securities. Ratings are not a recommendation to buy, sell or hold and may be subject to review, revision, suspension or reduction, or may be withdrawn at any time.

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Derivatives Risk:  The use of futures, options, repurchase agreements and other derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and include leverage, volatility, liquidity, credit and tracking risks.  Long options positions may expire worthless.

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Emerging Markets Risk: Investments in securities of issuers in emerging markets will be subject to risks of foreign securities in general and with those of emerging markets as well. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Securities of issuers in emerging markets securities also tend to be less liquid.

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Equity Market Risk:  Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right.  Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

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Fixed Income and Interest Rate Risk: The value of the Fund's investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.  Any U.S. Federal Reserve System revisions to its current policy of maintaining the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market to support U.S. economic recovery will have uncertain impacts on U.S. interest rates and fixed income market volatility. Your investment will decline in value if the value of the Fund's investments decreases.

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Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

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Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

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Government-Sponsored Entities Risk: The Fund may invest in MBS or other fixed income securities issued or guaranteed by government-sponsored entities, such as FNMA or “Fannie Mae”, or the FHLMC or “Freddie Mac”, but these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

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High Yield or Junk Bond Risk:  Lower-quality bonds and other debt securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

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Impairment of Collateral Risk: The value of non-cash collateral securing an investment may fluctuate and diverge from the value of the investment. If the value of collateral declines, it may become insufficient to meet an investment counterparty’s obligations to the Fund and/or make it more difficult for the Fund to liquidate collateral. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.

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Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

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Leverage Risk:  The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

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Limited History of Operations Risk:  The Fund has a limited history of operation(s) for investors to evaluate.

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Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

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Loans and Loan Participations Risk: Loans and loan participations, including floating rate loans, are subject to credit risk, including the risk of nonpayment of principal or interest.

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Management Risk:  The Adviser's judgments about the investment expertise of each sub-adviser may prove to be inaccurate and may not produce the desired results.  Each sub-adviser's judgments about the attractiveness, value and potential appreciation or depreciation of a particular security in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

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Market Risk:  Overall securities market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

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Mortgage-Backed and Asset-Backed Risk: The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities (“MBS”) are susceptible maturity risk because issuers of securities are able to prepay principal due on these securities, particularly during periods of declining interest rates.

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Non-agency MBS Risk: Mortgage-backed securities issued or guaranteed by private issuers are also known as “non-agency MBS”. Non-agency MBS generally offer a higher rate of interest (but greater credit risk) than securities issued by the U.S. government, and the market for non-agency MBS is smaller and less liquid than the market for government issued MBS.

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Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

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Preferred Stock Risk:  Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

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Real Estate Risk:  Price declines of securities in the real estate sector could adversely affect the price of securities invested in by the Fund, including RMBS.

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Repurchase and Reverse Repurchase Agreements Risk:  The Fund may enter into repurchase agreements in which it purchases a security (known as the "underlying security") from a securities dealer or bank. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying security and losses in the event of a decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment, and involve the risk that the other party may fail to return the securities in a timely manner, or at all, resulting in losses to the Fund.

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Residential Mortgage-Backed Securities Risk:  RMBS are subject to the risks generally associated with MBS. RMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. RMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government-issued RMBS.

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Short Selling and Short Position Risk:  The Fund will engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock or bond funds.  Positions in shorted securities and derivatives are speculative and more risky than "long" positions (purchases) because the cost of the replacement security or derivative is unknown.  Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price.  You should be aware that any strategy that includes selling securities short could suffer significant losses.  Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund's return, and may result in higher taxes.

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Small and Medium Company Credit Risk:  Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Therefore, fixed income securities issued by smaller companies may pose greater credit risk than is generally associated with the securities of larger, more established companies.

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TBA Securities Risk:  In a mortgage-backed “to-be-announced” or “TBA” transaction, a seller agrees to deliver an MBS at a future date, but does not specify the particular MBS to be delivered. Instead, the seller agrees to accept any MBS that meets specified terms. The principal risks of mortgaged backed TBA transactions are increased interest rate risk and increased overall investment exposure.

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Turnover Risk.  A higher portfolio turnover may result in higher transactional and brokerage costs.

PERFORMANCE:  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.altegrismutualfunds.com or by calling 1-877-772-5838.

INVESTMENT ADVISER:  Altegris Advisors, L.L.C.

INVESTMENT ADVISER CO-PORTFOLIO MANAGERS:  Matthew Osborne has served the Fund as Portfolio Manager since it commenced operations in 2013.  Eric Bundonis has been a Portfolio Manager to the Fund since 2014.

Co-Portfolio Managers	Title
Matt Osborne	Executive Vice President
Eric Bundonis, CFA	Vice President and Co-Director Research and Investments

SUB-ADVISERS:

RockView Management, LLC

Premium Point Investments LP

SUB-ADVISER PORTFOLIO MANAGERS:  Kevin Schweitzer has served as a sub-adviser Portfolio Manager to the Fund since on or about April 2013, and Anilesh “Neil” Ahuja and James Nimberg have served as a sub-adviser Portfolio Managers since on or about October, 2013.

Sub-Adviser	Portfolio Manager(s)	Title
RockView Management, LLC	Kevin Schweitzer	Chief Investment Officer
Premium Point Investments LP	Anilesh “Neil” Ahuja	CEO & Chief Investment Officer
Premium Point Investments LP	James Nimberg	Portfolio Manager

PURCHASE AND SALE OF FUND SHARES:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, or through your broker. Redemptions will be paid by automated clearing house funds ("ACH"), check or wire transfer. The Fund or its Adviser may waive any of the minimum initial and subsequent investment amounts.

Class	Minimum Investment
	Initial	Subsequent
A	$2,500	$250
C	$5,000	$250
I	$1,000,000	$250
N	$2,500	$250

TAX INFORMATION:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.  However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.